4. Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Related Party Transactions [Abstract]
Related party expenses	$ 1,950	$ 5,516
Due to related party	$ 7,466	$ 5,516